Pension and other postretirement benefits (Tables)	9 Months Ended
Sep. 30, 2011
Pension and other postretirement benefits [Abstract]
Components of net periodic benefit expense
Pension and postretirement benefit expense for the quarters ended September 30, 2011 and 2010 consisted of the following components:
	Postretirement benefit plan		Pension plan
	2011	2010	2011	2010
Interest cost	$1,667	$1,820	$41	$45
Expected return on plan assets	(1,963)	(1,806)	-	-
Amortization of prior service credit	(936)	(936)	-	-
Amortization of net actuarial losses	1,354	1,352	-	-
Total periodic benefit expense	$122	$430	$41	$45

Pension and postretirement benefit expense for the nine months ended September 30, 2011 and 2010 consisted of the following components:
	Postretirement benefit plan		Pension plan
	2011	2010	2011	2010
Interest cost	$5,002	$5,461	$123	$135
Expected return on plan assets	(5,888)	(5,419)	-	-
Amortization of prior service credit	(2,807)	(2,807)	-	-
Amortization of net actuarial losses	4,061	4,055	-	-
Total periodic benefit expense	$368	$1,290	$123	$135